ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS (Narrative) (Details) ₪ in Thousands, $ in Thousands						1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 10, 2024	Mar. 08, 2023	Apr. 06, 2022 CAD ($)	Dec. 01, 2021 CAD ($)	Dec. 01, 2021 ILS (₪)	Apr. 15, 2024 CAD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 ILS (₪)	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($) shares		Dec. 31, 2022 CAD ($) shares		Mar. 31, 2023 ILS (₪)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 ILS (₪)	Dec. 01, 2021 ILS (₪)
Additional Information To Profit Or Loss Items [Line Items]
Net loss									$ (11,771)	$ (10,228)	[1]	$ (191,301)	[1]
Number of shares issued | shares									3,085,452	2,232,359
Put option liability									$ 0	$ 2,697
Oranim Plus Pharm LTD. [Member]
Additional Information To Profit Or Loss Items [Line Items]
Total purchase price				$ 4,900		$ 2,172				$ 2,097							₪ 11,900
Percentage of acquisition	51.00%			51.00%	51.00%	51.00%
Percentage of discount on Put option exercise price in last 12 months										2.50%
Percentage of discount on Put option exercise price in next 12 months										10.00%
Percentage of extra agreed value on Call option exercise price in first 12 months										15.00%
Percentage of discount on Put option exercise price in first 12 months										15.00%
Value of common shares issued in business combination							$ 700							₪ 1,500	$ 2,100	₪ 5,200
Cash consideration of business combination				$ 2,100	₪ 5,200		$ 2,100	₪ 5,200
Number of shares issued | shares												4,184
Put option liability						$ 1,973				$ 2,697
Borrowings, interest rate	15.00%
Deconsolidation expenses						2,734
Panaxia Logistics Ltd. [Member]
Additional Information To Profit Or Loss Items [Line Items]
Goodwill Impairment						$ 495
Sde Avraham Cultivation Facility [Member]
Additional Information To Profit Or Loss Items [Line Items]
Expense of restructuring activities			$ 4,383							$ 617
Workforce Reduction Description		The Company reduced its workforce in Israel across all functions (including executives)

[1]	Loss per share includes the effect of Reverse Share Split (see also Note 18A below).